Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Net income	$ 1,275,882	$ 1,296,203	$ 332,354
Adjustments:
Amortization of right-of-use assets – finance lease	1,384	20,742	46,406
Expected credit loss allowance, net	19,834	23,413	182,618
Deferred taxation	(3,079)	(5,413)	(1,677)
Change in working capital items:
Change in accounts receivable	3,981,041	(3,828,747)	(728,372)
Change in contract assets	(448,047)	(316,594)	(1,087,807)
Change in deposits		(2,564)
Change in accounts payable	(1,919,732)	949,911	1,179,364
Change in contract liabilities			(1,369,754)
Change in income tax payable	261,852	176,938	(11,406)
Change in accrued expenses	222,678	19,904	4,680
Cash generated from (used in) operating activities	3,391,813	(1,666,207)	(1,453,594)
Financing activities:
Principal payments for finance lease liabilities		(12,835)	(42,815)
(Repayment to) Advances from directors	(1,142,786)	1,922,564	(340,250)
Issuance of ordinary shares	165,350
Deferred offering costs	(238,319)	(225,210)
Cash (used in) generated from financing activities	(1,215,755)	1,684,519	(383,065)
Net increase (decrease) in cash at banks	2,176,058	18,312	(1,836,659)
Cash at banks as of beginning of the year	189,474	171,162	2,007,821
Cash at banks as of the end of the year	2,365,532	189,474	171,162
Supplementary Cash Flows Information
Cash refunded (paid) for income tax	29,256	(57,692)	30,032
Cash paid for interest		$ 1,777	$ 4,131